COMMITMENTS AND CONTINGENCIES (Details) € in Millions, ft² in Millions, $ in Millions	Dec. 31, 2019 CAD ($) ft²	Dec. 31, 2019 EUR (€) ft²
Disclosure of commitments and contingencies
Contractual commitments related to construction and development projects, the purchase of property in the United States and the leasehold interest in two properties in Canada | $	$ 63.8
Value of acquisition	$ 129.5	€ 89
Number of square foot | ft²	0.1	0.1